4b. STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
STOCKHOLDERS' EQUITY

On January 30, 2012, the Company’s private placement offering was terminated. Rockwell Global Capital LLC acted as Placement Agent. The Company received gross proceeds of $575,000 from the sale of 958,338 shares of Common Stock at a purchase price of $.60 per share. The private placement offering also included the sale of Warrants to purchase 191,671 shares of Common Stock, exercisable at $.60 per share and expiring on January 18, 2016. The Placement Agent received a $25,000 advisory fee, $51,750 in commissions and warrants to purchase 95,833 shares identical to the warrants sold to investors in the offering. Exemption is claimed for the sale of securities pursuant to Rule 506 and/or Section 4(2) of the Securities Act of 1933, as amended.

The Company is required to file a Registration Statement with the Securities and Exchange Commission (“SEC”) to register the resale of the shares of Common Stock sold in the private placement offering and the resale of the shares of Common Stock issuable upon exercise of the Class AA Warrants (collectively the “Registrable Shares”).  If a Registration Statement covering the Registrable Shares is not filed with the SEC on or before March 15, 2012 or is not declared effective within 120 days of January 30, 2012 (subject to a 60 day extension in the event the SEC is performing a full review of the Registration Statement), the Company shall pay to each investor as liquidated damages, a payment equal to 1.5% of the aggregate amount invested by such investor in the offering, cumulative for every 30 day period until such Registration Statement has been filed or declared effective or a portion thereof, up to a maximum of 15% per annum. The Company, at its sole discretion, elected to pay the liquidated damage payment in Common Stock. As of December 31, 2012, the Registration Statement has not been filed and the Company has elected to issue the maximum liquidation damages for a period of one year of an aggregate of 197,860 shares.

In April 2012, the Company received $270,000 from the exercise of Warrants and issued 900,000 shares of its Common Stock.  Between April 1, 2012 and May 15, 2012, the Company sold 470,000 shares of Series 1 Convertible Preferred Stock at $1.00 per share pursuant to an ongoing plan of financing. The Series 1 Preferred Stock had the following rights, preferences and privileges:

•	Automatic Conversion into Common Stock. Each Preferred Share shall automatically convert on March 31, 2013 into shares of the Company’s Common Stock (the “Common Shares”) based on a conversion price of the lower of $.60 per share or an amount equal to 90% of the average closing sales price for the Company’s Common Stock on the OTC Bulletin Board (or Pink Sheets) for the 20 trading days immediately preceding March 31, 2013, with a floor of $.45 per share. The number of shares of Common Stock issuable pursuant to the automatic conversion ranges from a minimum of 366,666 shares to a maximum of 488,888 shares.
•	Optional Conversion into Common Stock. Commencing July 1, 2012, each Preferred Share shall at the option of the holder become convertible into Common Shares based on a conversion price of the lower of $.60 per share or 85% of the average closing sales price for the Company’s Common Stock on the OTC Bulletin Board (or Pink Sheets) for the 20 trading days immediately preceding the Conversion Date, with a floor of $.45 per share. The number of shares of Common Stock issuable pursuant to the optional conversion ranges from a minimum of 366,666 shares to a maximum of 488,888 shares.
•	Conversion Premium. Upon calculation of the number of Common Shares, the Preferred Shareholder is entitled to receive upon conversion of Series 1 Preferred Stock into Common Stock; the investor will receive an additional 8% premium. Accordingly, once the number of Common Shares is determined based upon the automatic conversion or optional conversion formulas set forth above, the investor will have that number of Common Stock multiplied by 1.08 (i.e. 108%) to determine the actual number of Common Shares to be issued upon conversion.
•	Voting. The Preferred Shares shall have no voting rights until converted into Common Shares, except as otherwise required by applicable state law.
•	Dividends. The Preferred Shares shall have no dividend rights until converted into Common Shares, except as otherwise required by applicable state law.
•	Liquidation Preference. The Preferred Shares shall have no liquidation preference and shall be treated the same as a holder of Common Shares.
•	Call Option. The Company may call the Preferred Shares for redemption at a price of $1.08 per share at any time on or after July 1, 2012, subject to the investor’s right of conversion upon no less than 10 days prior written notice of redemption to each Preferred Shareholder, which notice may only be provided to the holders so long as the Company completes a financing or series of financings totaling at least $2 million in gross proceeds (excluding monies raised from the sale of the Series 1 Preferred Stock).

On July 10, 2012, the Company sold 1,347,201 shares of its Common Stock to various investors at $.45 per share subject to certain anti-dilution rights for a period of twenty four months. Due to the Company’s November 2012 offering at $.30 per share as described below, the Company issued an additional 673,598 shares pursuant to the aforementioned anti-dilution rights. The Company received gross proceeds of $606,240 before offering costs. Each investor received Fixed Price Warrants to purchase 50% of the number of shares of Common Stock purchased in the Offering. The Fixed Price Warrants are exercisable at any time from the date of issuance through July 10, 2017 at an exercise price of $.55. Each investor also received a Warrant to purchase 20% of the number of shares that were purchased in the Offering (the “Milestone Warrants”). The Milestone Warrants provided that they would automatically be exercised without any additional consideration to be paid in the event the Company reports audited gross revenues of less than $5,000,000 for the period July 1, 2012 through June 30, 2013 unless the volume weighted average price for the Company’s Common Stock exceeds $1.00 per share for a period of at least 30 trading days prior to January 5, 2013. In August 2013, the Company issued 258,327 shares of Common Stock pursuant to the Milestone Warrants without any cash consolidation being paid. Exemption from registration for the sale of securities is claimed under Rule 506 of Regulation D promulgated pursuant to Section 4(2) of the Securities Act of 1933, as amended.

In November, 2012, the Series 1 preferred stock investors who invested an aggregate of $250,000 in April 2012 at a $1 per share agreed to convert their 250,000 preferred shares into an aggregate of 833,334 common shares and warrants to purchase 416,667 shares, which warrants are identical to the warrants which were sold to the Legend investors described below. The remaining 220,000 shares of outstanding Series 1 Preferred Stock automatically converted into 528,000 shares of restricted Common Stock on March 31, 2013.

In November 2012, the aforementioned Series 1 stock investors, who invested an aggregate of $250,000 in April 2012 together with another Common Stock holder, invested $301,000 at an offering price of $.30 per share and received 1,003,334 shares of Common Stock and Warrants to purchase 501,667 shares, exercisable at $.50 per share through December 15, 2017. Exemption from registration for the sale of securities is claimed under Rule 506 of Regulation D promulgated pursuant to Section 4(2) of the Securities Act of 1933, as amended.

During 2013, the Company raised $5,562,816 in gross proceeds from the sale of its Common Stock at $.30 per share and a subscription for an additional $175,000, which was received in January 2014. Pursuant to said offering, the Company sold 19,125,006 shares of its Common Stock and Class BB Warrants to purchase 9,562,503 shares of Common Stock exercisable at $.50 per share through December 15, 2017. A total of $182,184 was incurred for offering costs, including $150,000 of commissions paid to a licensed member of FINRA together with Warrants to purchase 625,000 shares. Exemption from registration for the sale of the aforementioned securities is claimed under Rule 506 of Regulation D promulgated pursuant to Section 4(2) of the Securities Act of 1933, as amended. Thomas Arnost, Sean Trepeta, and Sean McDonnell, officers and/or directors of the Company, purchased $200,000, $90,000 and $50,000, respectively, of securities pursuant to said offering.